Note 1 - Organization and Summary of Significant Accounting Policies: Basis of Consolidation and Presentation (Policies)	3 Months Ended
Nov. 30, 2012
Policies
Basis of Consolidation and Presentation

Basis of consolidation – The consolidated financial statements for include the Company and its wholly-owned subsidiary, Saur Energy Inc. (a California corporation). All significant inter-company accounts and transactions have been eliminated.

Basic of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to development stage enterprises.